Business Combination, Segment Allocation (Details)	3 Months Ended		12 Months Ended			51 Months Ended	54 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 01, 2013 USD ($)	Dec. 01, 2013 EUR (€)
Fair value of assets acquired								$ 1,797,121
Fair value of debt assumed								(1,172,081)	(861,551)
Deferred income tax liability								(199,131)
Bargain purchase gain	$ 0	$ 0	$ 425,909	$ 425,909	$ 0	$ 425,909	$ 425,909